Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses
Accrued expenses consist of the following:

	March 31, 2023	December 31 2022
Professional fees	$—	$608,846
Employee compensation costs	2,150,126	1,364,142
Other liabilities	48,442	65,303

Total accrued expenses and other current liabilities	$2,198,568	$2,038,291

Accrued expenses consist of the following:

	December 31,
	2022	2021
Contract research and development costs	$—	$486,795
Professional Fees	608,846	—
Employee compensation costs	1,364,142	157,248
Income tax	—	107,474
Other liabilities	65,303	238,968

Total accrued expenses and other current liabilities	$2,038,291	$990,485